Schedule of financial assets, minimum exposure to credit risk (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 409,464	$ 529,887	$ 2,393,636	$ 3,044,466	$ 1,951,053
Trade receivables	2,060,285	2,666,215		2,151,682
Deposits	5,455,956	7,060,553		6,772,629
Gross carrying amount [member] | Category I [Member] | Twelve expected credit loss [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	409,464	529,887		3,044,466
Other receivables	81,762	105,811		134,188
Deposits	5,455,956	7,060,553		6,772,629
Amount due from related parties	768,730	994,812
Gross carrying amount [member] | Category I [Member] | Life time expected credit loss [member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,729,285	3,531,968		2,740,055
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Expected credit losses	(669,000)	(865,753)		(588,373)
Allowance for credit losses [member] | Category I [Member] | Twelve expected credit loss [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Other receivables
Deposits
Amount due from related parties
Allowance for credit losses [member] | Category I [Member] | Life time expected credit loss [member]
IfrsStatementLineItems [Line Items]
Trade receivables	(669,000)	(865,753)		(588,373)
Carrying amount [member] | Category I [Member] | Twelve expected credit loss [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	409,464	529,887		3,044,466
Other receivables	81,762	105,811		134,188
Deposits	5,455,956	7,060,553		6,772,629
Amount due from related parties	768,730	994,812
Carrying amount [member] | Category I [Member] | Life time expected credit loss [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,060,285	$ 2,666,215		$ 2,151,682